Income taxes	6 Months Ended
Sep. 30, 2024
Income Tax [Abstract]
Income taxes
13. Income taxes:
For the six months ended September 30, 2023, the difference between the effective statutory tax rate of 31% and the effective tax rate of 40.3% was mainly due to non-deductible
expenses, whereas
non-taxable
revenues decreased the effective tax rate.
For the six months ended September 30, 2024, the difference between the effective statutory tax rate of 31% and the effective tax rate of 28.3% was mainly due to decrease in valuation allowance, whereas non-deductible
expenses increased the effective tax rate.